DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS

Delaware International Value Equity Fund
Delaware Emerging Markets Fund
Delaware International Small Cap Value Fund

(each a "Fund")

Supplement to the Fund's
Class A, Class B and Class C Prospectus
dated January 31, 2003

The Board of Trustees has approved the addition of Class R shares. These shares will be made available effective June 1, 2003. This Supplement describes those characteristics unique to Class R shares. Please carefully review this Supplement and the Prospectus with your financial advisor when making an investment decision.

Delaware International Equity Fund
The following, which reflects the fees and expenses applicable to Class R shares, supplements the information on page 4 of the Prospectus under "Profile: Delaware International Value Equity Fund - What are the Fund's fees and expenses?":

You do not pay sales charges directly from your investments when you buy or sell Class R shares.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees[1]	none

Annual fund operating expenses are deducted from the Fund's assets
Management fees	0.85%
Distribution and service (12b-1) fees	0.60%
Other expenses	0.98%
Total operating expenses	2.43%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.2 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

1 year	$246
3 years	$758
5 years	$1,296
10 years	$2,766

1Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

2The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

Delaware Emerging Markets Fund
The following, which reflects the fees and expenses applicable to Class R shares, supplements the information on page 7 of the Prospectus under "Profile: Delaware Emerging Markets Fund - What are the Fund's fees and expenses?":

You do not pay sales charges directly from your investments when you buy or sell Class R shares.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees[1]	none

Annual fund operating expenses are deducted from the Fund's assets.
Management fees	1.25%
Distribution and service (12b-1) fees	0.60%
Other expenses	1.44%
Total operating expenses	3.29%
Fee waivers and payments[2]	(0.99%)
Net expenses	2.30%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.3 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

1 year	$233
3 years	$920
5 years	$1,632
10 years	$3,518

1Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

2The investment manager has contracted to waive fees and pay expenses through January 31, 2004, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.70% of average daily net assets.

3The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year contractual period and total operating expenses without expense waivers for years two through ten.

Delaware International Small Cap Value Fund
The following, which reflects the fees and expenses applicable to Class R shares, supplements the information on page 10 of the Prospectus under "Profile: Delaware International Small Cap Value Fund - What are the Fund's fees and expenses?":

You do not pay sales charges directly from your investments when you buy or sell Class R shares.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees[1]	none

Annual fund operating expenses are deducted from the Fund's assets.
Management fees	1.25%
Distribution and service (12b-1) fees	0.60%
Other expenses	1.07%
Total operating expenses	2.92%
Fee waivers and payments[2]	(1.07%)
Net expenses	1.85%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.3 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.
1 year	$188
3 years	$803
5 years	$1,444
10 years	$3,166

1Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

2The investment manager has contracted to waive fees and pay expenses through January 31, 2004, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.25% of average daily net assets.

3The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example reflects the net operating expenses with expense waivers for the one-year contractual period and total operating expenses without expense waivers for years two through ten.

Delaware International Value Equity Fund, Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund
The following information replaces the information under "Who manages the Funds - Portfolio managers - Delaware International Value Equity Fund" on page 19:

Delaware International Value Equity Fund
Clive A. Gillmore, Nigel G. May and Emma R.E. Lewis have primary responsibility for making day-to-day investment decisions for Delaware International Value Equity Fund. In making investment decisions for the Fund, Mr. Gillmore, Mr. May and Ms. Lewis regularly consult with a sixteen member international equity team.

Clive A. Gillmore, Director/Senior Portfolio Manager /Deputy Managing Director - Delaware International Advisers Ltd. Mr. Gillmore is a graduate of the Warwick University, England and London Business School Investment Program. Mr. Gillmore joined Delaware International Advisers Ltd. in 1990 after eight years of investment experience. His most recent position prior to joining Delaware International Advisers Ltd. was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Management Ltd. Prior to that, Mr. Gillmore was an analyst and portfolio manager for Legal and General Investment in the United Kingdom.

Nigel G. May, Director/Senior Portfolio Manager/Regional Research Director - Delaware International Advisers Ltd., Mr. May joined Mr. Gillmore as Co-Manager of the Fund on December 22, 1997. Mr. May is a graduate of Sidney Sussex College, Cambridge. He joined Delaware International Advisers Ltd. in 1991, assuming portfolio management responsibilities and sharing analytical responsibilities for continental Europe. He previously had been with Hill Samuel Investment Management Ltd. for five years.

Emma R.E. Lewis, Senior Portfolio Manager - Delaware International Advisers Ltd., is a graduate of Pembroke College, Oxford University, where she completed her Masters in Philosophy and Theology. She joined Delaware International Advisers Ltd. in 1995, assuming analytical responsibilities in the Pacific Basin Team. She began her investment career at the Dutch bank ABN AMRO and later joined Fuji Investment Management. Ms. Lewis is an Associate of the Institute of Investment Management & Research and the UK Society of Investment Professionals.

Delaware Emerging Markets Fund
Clive A. Gillmore has primary responsibility for making day-to-day investment decisions for Delaware VIP Emerging Markets Fund (please see Delaware International Value Equity Fund for a description of Mr. Gillmore's business experience). In making investment decisions for the Series, Mr. Gillmore regularly consults with Emma R. E. Lewis (please see Delaware International Value Equity Fund for a description of Ms. Lewis' business experience) and a fourteen member international equity team, including co-manager Robert Akester.

Robert Akester, Senior Portfolio Manager - Delaware International Advisers Ltd. Prior to joining Delaware International in 1996, Mr. Akester, who began his investment career in 1969, was most recently a Director of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East Asian Research team at James Capel, and as a Fund Manager at Prudential Assurance Co., Ltd. Mr. Akester holds a BS in Statistics and Economics from University College, London and is an associate of the Institute of Actuaries, with a certificate in Finance and Investment.

Delaware International Small Cap Value Fund
Clive A. Gillmore (please see Delaware International Value Equity Fund for a description of Mr. Gillmore's business experience) and Ormala Krishnan have primary responsibility for making day-to-day investment decisions for the Fund. In making investment decisions for the Fund, Mr. Gillmore and Ms. Krishnan regularly consult with Emma R.E. Lewis (please see Delaware International Value Equity Fund for a description of Ms. Lewis' business experience) and a fourteen member international equity team.

Ormala Krishnan, Portfolio Manager - Delaware International Advisers Ltd. Ms. Krishnan received a BSc (Mathematics) from the National University of Singapore and an MSc (Actuarial Science) from City University, London. Before joining Delaware International in 2000, she was an investment consultant with William M. Mercer, London. In 1993, she began her investment career with Koeneman Capital Management, Singapore (acquired by DBS Asset Management in 1998), building quantitative investment models before becoming a portfolio manager with country responsibilities for Japan, Thailand and Indonesia equity markets. Currently, she is pursuing a PhD in Investment & Finance with City University Business School, London. Ms. Krishnan has managed The Emerging Markets Portfolio since May 2000.

The following information replaces the fourth bullet and adds a sixth bullet, respectively, under "About your account - Choosing a share Class - Class A" on page 22:

Class A

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (contractually limited to 0.25% for Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund through January 31, 2004) of average daily net assets, which is lower than the 12b-1 fee for Class B, Class C and Class R shares.

  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares.

The following information replaces the fifth bullet under "About your account - Choosing a share Class - Class B" on page 23:

Class B

  Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R shares.

The following information replaces the fourth bullet under "About your account - Choosing a share Class - Class C" on page 23:

Class C

  Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R shares.

The following information supplements the section "About your account - Choosing a share Class" on page 23:

Class R

  Class R shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. Class R shares are not subject to a contingent deferred sales charge.

  Class R shares are subject to an annual 12b-1 fee no greater than 0.60% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

  Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

  Unlike Class B shares, Class R shares do not automatically convert into another class.

  Class R shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware's retirement recordkeeping system that are offering R Class shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no SIMPLE IRA's, SEP-IRA's, SAR-SEP IRA's, Roth IRA's, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries where such program requires the purchase of a specific class of shares.

AnyShareholders account holding who held Class A shares as of June 1, 2003 (the date Class R shares were made available) and who became eligible to purchase Class R shares, continues to be eligible to purchase Class A shares after such that date. Any account holding Class R shares is not eligible to purchase Class A shares.

The following information supplements the introductory paragraph under the section "About your account - How to reduce your sales charge" on page 24:

"Class R shares have no up front sales charge."

The following replaces the second sentence under the section "About your account - Special services - Exchanges" on page 29:

"However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund you will pay any applicable sales charge on your new shares."

This Supplement is dated May 1, 2003.